Earnings per Share - Schedule of Components of Basic Earnings Per Share (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic earnings per share [abstract]
Profit attributable to owners of the Parent	₩ 83,162	₩ 65,947	₩ 62,703
Weighted average outstanding shares of common shares (in shares)	6,948,900	6,948,900	6,948,900
Basic earnings per share (in korean won per share)	₩ 11,968	₩ 9,490	₩ 9,023